Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
At beginning of the year	$ 10,937	$ 14,156	$ 16,867	$ 6,450	$ 8,437	$ 9,307
Current year addition (deduction)	1,700	1,042	784	11,091	(209)	(870)
Recognized deferred tax asset	(1,076)	(669)	(341)	(28)	0	0
Utilized during the year	(805)	(921)	(317)	0	0	0
Expired tax loss-PRC	(1,558)	(1,907)	(2,024)	(837)	(1,778)	0
Exchange difference	(289)	(764)	(813)	191	0	0
At end of the year	$ 8,909	$ 10,937	$ 14,156	$ 16,867	$ 6,450	$ 8,437